Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2022	December 31, 2021
	US$	US$
Raw material	177,474	305,408
Work-in-process	343,795	224,694
Finished goods	560,119	682,699
Low-value consumables	40,650	38,592
Total	1,122,038	1,251,393